UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Platinum Investment Management, L.L.C
Address: 152 West 57th Street, 56th Floor

         New York, NY  10019

13F File Number:  28-12157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stuart J. Rabin
Title:     Managing Member of SJR Holdings, L.L.C, a Manager
Phone:     212-884-8804

Signature, Place, and Date of Signing:

     Stuart J. Rabin     New York, NY     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $111,764 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATARI INC                      COM NEW          04651M204       87    60000 SH       Sole                    60000        0        0
AUTHENTIDATE HLDG CORP         COM              052666104      253   575000 SH       Sole                   575000        0        0
AUTOBYTEL INC                  COM              05275N106     1296   600000 SH       Sole                   600000        0        0
BON-TON STORES INC             COM              09776j101     3829   700000 SH       Sole                   700000        0        0
BURGER KING HLDGS INC          COM              121208201     2489    90000 SH       Sole                    90000        0        0
CARMAX INC                     COM              143130102     1942   100000     Put  Sole                   100000        0        0
CARMAX INC                     COM              143130102      486    25000     Put  Sole                    25000        0        0
CITIGROUP INC                  COM              172967101     8033   375000 SH       Sole                   375000        0        0
CORNING INC                    COM              219350105     3666   152500 SH       Sole                   152500        0        0
DELL INC                       COM              24702R101     3685   185000 SH       Sole                   185000        0        0
DRUGSTORE COM INC              COM              262241102     1292   582000 SH       Sole                   582000        0        0
EAGLE MATERIALS INC            COM              26969p108     8888   250000 SH       Sole                   250000        0        0
EBAY INC                       COM              278642103     6416   215000 SH       Sole                   215000        0        0
ENERGY CONVERSION DEVICES IN   COM              292659109    11960   400000 SH       Sole                   400000        0        0
GENERAL MOLY INC               COM              370373102     4659   583081 SH       Sole                   583081        0        0
HOLLYWOOD MEDIA CORP           COM              436233100      811   337992 SH       Sole                   337992        0        0
LAWSON PRODS INC               COM              520776105     6293   228411 SH       Sole                   228411        0        0
LCA-VISION INC                 COM PAR $.001    501803308     1875   150000 SH       Sole                   150000        0        0
MICROSOFT CORP                 COM              594918104     4257   150000 SH       Sole                   150000        0        0
MONSTER WORLDWIDE INC          COM              611742107     3491   144212 SH       Sole                   144212        0        0
NALCO HOLDING COMPANY          COM              62985Q101     3278   155000 SH       Sole                   155000        0        0
PENTAIR INC                    COM              709631105     2074    65000 SH       Sole                    65000        0        0
PFIZER INC                     COM              717081103     2093   100000 SH       Sole                   100000        0        0
PLANETOUT INC                  COM NEW          727058208       73    20000 SH       Sole                    20000        0        0
RESEARCH IN MOTION LTD         COM              760975102    15151   135000 SH       Sole                   135000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     4911   100000 SH       Sole                   100000        0        0
XINHUA FIN MEDIA LTD           SPONSORED ADR    983982109     1580   500000 SH       Sole                   500000        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101     6896   593419 SH       Sole                   593419        0        0